Consolidated Balance Sheets (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	76.9	7.3
Restricted cash (note 10)	14.0	58.6
Receivables, net (note 11)	459.6	392.9
Income taxes receivable	41.6	37.0
Inventory (note 12)	198.8	177.8
Deferred income taxes (note 8)	14.0	13.7
Derivative instruments (note 24)	27.3	49.7
Regulatory assets (note 23)	141.6	90.5
Prepaid expenses	15.1	9.5
Other current assets	4.4	3.1
Total current assets	993.3	840.1
Property, plant and equipment, net of accumulated depreciation of $2,838.0 and $2462.6, respectively (note 13)	4,294.4	3,742.6
Other assets
Deferred income taxes (note 8)	33.1	31.1
Derivative instruments (note 24)	39.6	36.0
Regulatory assets (note 23)	312.2	354.9
Net investment in direct financing lease (note 14)	492.0	491.5
Investments subject to significant influence (note 15)	222.7	246.0
Available-for-sale investment (note 16)	54.6	0.8
Goodwill (note 17)	197.7	167.4
Intangibles, net of accumulated amortization of $59.7 and $40.2 respectively	100.7	98.7
Other	183.3	69.9
Total other assets	1,635.9	1,496.3
Total assets	6,923.6	6,079.0
Current liabilities
Short-term debt (note 19)	210.3	81.7
Current portion of long-term debt (note 20)	35.7	10.6
Accounts payable	332.9	293.9
Income taxes payable	1.9	0.2
Deferred income taxes (note 8)	10.9	8.5
Derivative instruments (note 24)	50.1	36.8
Regulatory liabilities (note 23)	23.9	55.0
Pension and post-retirement liabilities (note 26)	8.8	8.9
Other current liabilities (note 21)	127.2	110.3
Total current liabilities	801.7	605.9
Long-term liabilities
Long-term debt (note 20)	3,273.5	3,115.3
Deferred income taxes (note 8)	228.6	168.5
Derivative instruments (note 24)	38.7	28.9
Regulatory liabilities (note 23)	107.1	65.2
Asset retirement obligations (note 22)	99.9	141.8
Pension and post-retirement liabilities (note 26)	530.8	400.0
Other long-term liabilities	19.6	22.0
Total long-term liabilities	4,298.2	3,941.7
Commitments and contingencies (note 27)
Equity
Common stock, no par value; unlimited shares authorized; 122.83 million shares and 114.62 million shares issued and outstanding, respectively (note 28)	1,385.0	1,137.8
Cumulative preferred stock Series A, par value $25 per share; unlimited shares authorized; 6 million shares issued and outstanding (note 30)	146.7	146.7
Contributed surplus	3.3	3.2
Accumulated other comprehensive loss (note 31)	(671.7)	(564.2)
Retained earnings	735.9	653.5
Total Emera Incorporated equity	1,599.2	1,377.0
Non-controlling interest in subsidiaries	224.5	154.4
Total equity	1,823.7	1,531.4
Total liabilities and equity	6,923.6	6,079.0